Note Investment Securities Held-to-maturity (Investments held-to-maturity-Additional Information) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 100,903	$ 103,170
Obligations of Puerto Rico, States and political subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	98,817	$ 101,573
Obligations of Puerto Rico, States and political subdivisions | Munis Payable From Real and Personal Property Taxes
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	57,000
Obligations of Puerto Rico, States and political subdivisions | Munis Not Guaranteed By Puerto Rico Central Government
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 42,000